3. STOCKHOLDERS' EQUITY (Details 2) (Warrant [Member])	12 Months Ended
Dec. 31, 2013
Warrant [Member]
Outstanding beginning balance	20,801,512
Issuances	6,874,929
Canceled / Expired	(10,349,659)
Exercised	(6,067,843)
Outstanding ending balance	11,258,939